EXHIBIT 99.41

cres tax and title report

Loan Number	Borower Name	Original Principal Balance	State	Final Overall Loan Grade	Final Overall Credit Grade	Actual Lien Position	Are there MTG Liens Prior?	Prior Mortgage Amount	# of Prior Mortgages	Taxes and Assessments	Are there any delinquent property taxes?	Delinquent Tax Amount	# of Delinquent Tax Assessments	Are there any PRIOR HOA Liens?	Is this an HOA super lien state?	Enter # of HOA Liens PRIOR to Subj Mtg	HOA PRIOR Amount	Are there any PRIOR Muni Liens?	Enter # of Muni Liens PRIOR to Subj Mtg	Muni PRIOR Amount	Are there any PRIOR State Tax Liens?	Enter # of State Tax Liens PRIOR to Subj Mtg	State Tax PRIOR Amount	Are there any PRIOR UCCs?	Enter # of UCCs PRIOR to Subj Mtg?	UCC PRIOR Amount	Are there any PRIOR Property Tax Liens?	Enter # of Property Tax Liens PRIOR to Subj Mtg	Property Tax PRIOR Amount	Are there Other Liens/Judgments PRIOR to Subj Mtg?	Enter # of Other Liens/Judgments PRIOR to Subj Mtg	Other Liens/Judgments PRIOR Amount	Are there any HOA Liens AFTER? (Super Liens Only)	Enter # of HOA Liens AFTER Subj Mtg	HOA AFTER Amount	Are there any Muni Liens AFTER?	Enter # of Muni Liens AFTER Subj Mtg	Muni AFTER Amount	Are there any PACE Liens AFTER?	Enter # of PACE Liens AFTER Subj Mtg	PACE AFTER Amount	Are there any Property Tax Liens AFTER?	Enter # of PropertyTax Liens AFTER Subj Mtg	Property Tax AFTER Amount	Active Material Exceptions	Satisfied Exceptions	General Comments	Loan Status	Sample Group	Sample
753389	xxxxxx	xxxxxx	xxxxxx	A	A	1	No	$0.00	0	Current	No	$0.00	0	No	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	Not Applicable	Not Applicable	Not Applicable	Client Complete	CLEAN	xxxxxx

Loan Number	Borrower Last Name	Loan Level ATR/QM Status	Final Overall Loan Grade	Exception Category	Exception Sub-Category	Exception Code	Final Exception Status	Final Exception Grade	Exception Description	Initial Covius Exception Comments	Client Exception Response	Covius Exception Conclusion Comments	Initial Exception Grade	Loan Status	Sample Group
None

©2021 Covius Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Covius and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.